COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Minimum Future Rentals of Premises under Operating Leases) (Details) - Building [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Other Commitments [Line Items]
2018	$ 7,347
2019	5,348
2020	4,581
2021	4,317
2022	585
Future minimum rentals	$ 22,178